UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2021

WESTERN ASSET

SHORT DURATION

MUNICIPAL INCOME FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal advisor.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended August 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

II	Western Asset Short Duration Municipal Income Fund

Performance review

For the six months ended August 31, 2021, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned 0.69%. The Fund’s unmanaged benchmark, the Bloomberg Three-Year Municipal Bond Indexi, returned 0.84% for the same period. The Lipper Short Municipal Debt Funds Category Averageii returned 0.50% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	0.69%
Class C	0.51%
Class C2	0.63%
Class I	0.76%
Class IS	0.79%
Bloomberg Three-Year Municipal Bond Index	0.84%
Lipper Short Municipal Debt Funds Category Average	0.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2021 for Class A, Class C, Class C2, Class I and Class IS shares were -0.07%, -0.42%, -0.57%, 0.07% and 0.13%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I would have been 0.05%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Western Asset Short Duration Municipal Income Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2021, as supplemented September 17, 2021, the gross total annual operating expense ratios for Class A, Class C, Class C2, Class I and Class IS shares were 0.56%, 0.89%, 1.06%, 0.42% and 0.34%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.55% for Class A shares, 1.05% for Class C shares, 1.20% for Class C2 shares, 0.40% for Class I shares and 0.35% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the

IV	Western Asset Short Duration Municipal Income Fund

investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 144 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short Duration Municipal Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and February 28, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.69%	$1,000.00	$1,006.90	0.55%	$2.78	Class A	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Class C	0.51	1,000.00	1,005.10	0.90	4.55	Class C	5.00	1,000.00	1,020.67	0.90	4.58
Class C2	0.63	1,000.00	1,006.30	1.05	5.31	Class C2	5.00	1,000.00	1,019.91	1.05	5.35
Class I	0.76	1,000.00	1,007.60	0.40	2.02	Class I	5.00	1,000.00	1,023.19	0.40	2.04
Class IS	0.79	1,000.00	1,007.90	0.34	1.72	Class IS	5.00	1,000.00	1,023.49	0.34	1.73

2	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

[1]	For the six months ended August 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.1%
Alabama — 1.6%
Black Belt Energy Gas District, AL, Gas Supply Revenue, Series A	4.000%	12/1/23	$6,170,000	$6,642,225	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
LIBOR, Project #2, Series B, (1 mo. USD LIBOR x 0.670 + 0.850%)	0.914%	6/1/24	1,000,000	1,009,326	(a)(b)
Series 2018A	4.000%	6/1/24	1,450,000	1,585,133	(a)(b)
SIFMA Index, Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	0.670%	4/1/24	5,000,000	5,026,762	(a)(b)
Total Alabama				14,263,446
Alaska — 0.4%
Alaska State, AK, International Airports System Revenue, Series C, Refunding	5.000%	10/1/25	1,975,000	2,340,329	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/25	700,000	815,929
Total Alaska				3,156,258
Arizona — 3.4%
Arizona IDA Revenue:
Lincoln South Beltway Project, Series 2020	5.000%	2/1/23	2,250,000	2,399,382
Lincoln South Beltway Project, Series 2020	5.000%	8/1/23	2,500,000	2,723,652
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	5,510,000	5,752,474	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	4,380,000	4,922,251	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	6,049,377
Maricopa County, AZ, IDA Revenue:
Banner Health Obligation, Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.380%)	0.400%	10/18/22	2,365,000	2,366,546	(a)(b)
Solid Waste Disposal, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,005,303	(a)(b)(c)
Total Arizona				29,218,985
California — 2.4%
Anaheim, CA, Public Financing Authority Revenue, Series C, AGM	0.000%	9/1/23	5,350,000	5,313,519

See Notes to Financial Statements.

4	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.280%)	0.300%	4/1/24	$2,000,000	$2,000,374	(a)(b)
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.120%	4/1/24	1,600,000	1,627,434	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	0.720%	6/1/26	1,500,000	1,519,888	(a)(b)
California State MFA Revenue:
Waste Management Inc. Project, Series A	0.700%	12/1/23	2,500,000	2,526,320	(a)(b)(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,648,303	(a)(b)(d)
California State Public Finance Authority Revenue, ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	1,000,000	1,013,333	(d)
California State Public Works Board Revenue, Various Capital Projects, Series H, Refunding	5.000%	12/1/24	1,500,000	1,730,266
Long Beach, CA, Harbor Revenue, Series B, Refunding	5.000%	5/15/23	2,000,000	2,163,719	(c)
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series B	5.000%	5/15/25	540,000	633,588
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	750,000	751,434
Total California				20,928,178
Colorado — 2.1%
Adams and Arapahoe Counties, CO, Joint School District #28, GO, State Aid Withholding, Joint Refunding	5.000%	12/1/26	6,135,000	6,500,263
City & County of Denver, CO, Airport System Revenue:
Series D, Refunding	5.000%	11/15/22	2,500,000	2,642,029	(a)(b)
Subordinated, Series A	5.500%	11/15/27	2,480,000	2,750,401	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	4,025,000	4,629,701	(a)(b)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,000,000	2,100,611	(a)(b)
Total Colorado				18,623,005

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 7.2%
Bridgeport, CT, GO, Series D, AGM, Unrefunded	5.000%	8/15/22	$885,000	$925,604
Connecticut State HEFA Revenue, Series B, Refunding	5.000%	7/1/29	2,990,000	3,938,138
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A-3	0.600%	11/15/26	850,000	842,342
Connecticut State, GO:
Series A	3.000%	1/15/24	1,250,000	1,333,762
Series A	5.000%	1/15/27	180,000	222,555
Series B	5.000%	4/15/25	2,520,000	2,595,775
Series C	5.000%	6/15/23	1,005,000	1,092,748
Series E	5.000%	9/15/23	4,510,000	4,738,048
Series E	5.000%	9/15/26	4,630,000	4,859,634
Series E	5.000%	8/1/28	5,065,000	5,951,944
SIFMA Index, Series A, (SIFMA Municipal Swap Index Yield + 0.900%)	0.920%	3/1/23	1,600,000	1,611,884	(b)
SIFMA Index, Series A, (SIFMA Municipal Swap Index Yield + 0.950%)	0.970%	3/1/24	2,225,000	2,254,266	(b)
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	1.070%	3/1/23	4,325,000	4,366,815	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	5/1/25	1,250,000	1,465,099
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,250,000	6,368,185
Series A, Transportation Infrastructure Purpose	5.000%	9/1/31	7,265,000	8,247,385
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,655,000	3,891,045
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,615,000	5,979,966
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,409,858
Total Connecticut				62,095,053
Delaware — 0.1%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	1,023,958	(a)(b)

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.6%
District of Columbia, GO, Series D	5.000%	6/1/32	$2,640,000	$3,232,628
Metropolitan Washington Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/25	1,500,000	1,773,453	(c)
Total District of Columbia				5,006,081
Florida — 2.4%
Broward County, FL, Airport System Revenue:
Series C	5.000%	10/1/22	2,435,000	2,564,060
Series P-1, Refunding	5.000%	10/1/23	1,435,000	1,509,448	(c)
Broward County, FL, Port Facilities Revenue:
Series B, Refunding	5.000%	9/1/22	2,010,000	2,010,000	(c)(e)
Series B, Refunding	5.000%	9/1/22	990,000	993,842	(c)
Central Florida Expressway Authority Revenue, Senior Lien, Refunding, AGM	5.000%	7/1/26	1,515,000	1,841,535
Florida State Municipal Power Agency Revenue, St. Lucie Project, Series A, Refunding	5.000%	10/1/26	1,340,000	1,409,990
Jacksonville, FL, Revenue:
Series 2012, Sales Tax Refunding	5.000%	10/1/27	3,580,000	3,768,541
Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,142,952
Series B, Refunding	5.000%	10/1/23	1,000,000	1,099,655
Series B, Refunding	5.000%	10/1/24	2,630,000	3,011,204
Miami-Dade County, FL, IDA Revenue, Waste Management Inc. Project, Series B, (SIFMA Municipal Swap Index Yield + 0.375%)	0.395%	7/1/24	1,500,000	1,500,365	(a)(b)(c)
Total Florida				20,851,592
Georgia — 0.5%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series A, Refunding	5.000%	1/1/26	3,000,000	3,324,773
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,000,000	1,029,881
Total Georgia				4,354,654
Illinois — 9.5%
Chicago, IL, Board of Education Unlimited Tax, GO, Dedicated Revenues, Series B, Refunding	5.000%	12/1/22	500,000	528,413
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,035,000	4,099,094	(c)(e)
General, Senior Lien, Series A, Refunding	5.000%	1/1/27	3,000,000	3,438,947	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,047,653	(c)(e)
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	5,215,000	5,546,000

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	$1,500,000	$1,793,644
General, Senior Lien, Series D, Refunding	5.000%	1/1/22	1,600,000	1,625,241	(c)
Series C, Refunding	5.000%	1/1/23	1,045,000	1,110,602	(c)
Chicago, IL, Park District, GO:
Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,831,199
Series C, Refunding	5.000%	1/1/24	2,750,000	2,791,890
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/21	1,230,000	1,239,708
Second Lien, Refunding	5.000%	11/1/21	1,425,000	1,436,247
Cook County, IL, School District No. 87 Berkeley, GO, AGM	5.000%	12/1/25	500,000	594,613
Illinois State Finance Authority Revenue:
Series 2019, Refunding, (1 mo. USD LIBOR x 0.680 + 0.500%)	0.565%	9/1/22	4,730,000	4,730,470	(a)(b)
Series B-2, Refunding	5.000%	11/15/26	4,500,000	5,389,937	(a)(b)
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/24	2,555,000	2,666,966
Series 2016	5.000%	11/1/23	2,905,000	3,193,939
Series C, Refunding	4.000%	3/1/23	3,500,000	3,692,227
Series D	5.000%	11/1/21	9,050,000	9,121,575
Series D	5.000%	11/1/27	3,090,000	3,806,761
Metropolitan Pier & Exposition Authority, IL, Revenue, Mccormick Place Expansion Project, Series A, Refunding	3.000%	6/15/24	2,500,000	2,607,065	(f)
Sales Tax Securitization Corp. Revenue:
Second Lien, Series A	5.000%	1/1/25	2,065,000	2,370,837
Series A	5.000%	1/1/26	6,525,000	7,743,629
University of Illinois Revenue:
Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	4,000,000	4,306,244
Auxiliary Facilities System, Series C, Refunding	5.000%	4/1/26	2,060,000	2,068,059
Total Illinois				82,780,960
Indiana — 4.0%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	1,000,000	998,696

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	$1,500,000	$1,636,870
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,398,885	(a)(b)
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.000%	8/15/24	2,000,000	2,279,940
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	2,895,000	3,447,991	(c)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	6,000,000	6,339,710	(a)(b)(c)
BP Products North America Inc. Project, Refunding	5.000%	6/5/26	15,670,000	18,989,757	(a)(b)(c)
Total Indiana				35,091,849
Iowa — 0.5%
Iowa State Finance Authority:
Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	375,000	382,356
Solid Waste Facility Revenue, Iowa Renewable Natural Gas Project, Green Bond, LOC - Citibank N.A.	1.500%	4/1/24	2,405,000	2,427,550	(a)(b)(c)
Iowa Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	636,009
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	0.375%	6/1/30	570,000	570,872
Total Iowa				4,016,787
Kansas — 2.3%
Kansas State Department of Transportation Highway Revenue:
Series B	5.000%	9/1/26	2,575,000	3,050,982
Series C-2, (1 mo. USD LIBOR x 0.700 + 0.350%)	0.417%	9/1/22	2,750,000	2,756,791	(b)
Series C-3, (1 mo. USD LIBOR x 0.700 + 0.400%)	0.467%	9/1/23	13,750,000	13,806,224	(b)
Total Kansas				19,613,997

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 3.7%
Ashland, KY:
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/23	$600,000	$638,230
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/24	575,000	636,451
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	2,000,000	2,297,991	(a)(b)
Series C	4.000%	6/1/25	15,130,000	17,001,478	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/25	1,550,000	1,833,258
Norton Healthcare Inc., Series C	5.000%	10/1/26	2,000,000	2,439,005	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Revenue, Series A, Refunding	1.300%	5/1/23	6,900,000	7,007,334	(c)
Total Kentucky				31,853,747
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	4,010,314	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,450,000	3,502,951	(a)(b)
Louisiana State Stadium & Exposition District, Revenue, BAN	4.000%	7/3/23	1,325,000	1,397,107
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	1,750,000	1,821,771	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,400,000	1,480,383	(a)(b)
Total Louisiana				12,212,526
Massachusetts — 1.2%
Massachusetts State Bay Transportation Authority Revenue, Subordinated Sales Tax, Series A-1, Refunding	5.000%	7/1/24	1,500,000	1,703,001
Massachusetts State DFA Revenue, Wellforce Issue, Series A	5.000%	7/1/22	400,000	415,387
Massachusetts State Port Authority Revenue:
Series C	5.000%	7/1/25	4,105,000	4,807,597	(c)
Series C	5.000%	7/1/26	2,575,000	3,108,084	(c)
Total Massachusetts				10,034,069
Michigan — 2.4%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/25	2,620,000	2,952,878
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,623,594

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Refunding, Q-SBLF	4.000%	5/1/27	$1,460,000	$1,723,872
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,932,331
Michigan State Finance Authority Revenue:
Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,225,000	1,249,582
Trinity Health Credit Group, Series MI-2, Refunding	5.000%	2/1/25	1,000,000	1,155,864	(a)(b)
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,729,659	(f)
Wayne County, MI, Airport Authority Airport Revenue:
Series A, Refunding	5.000%	12/1/22	4,645,000	4,699,982	(c)
Series C, Refunding	5.000%	12/1/24	2,550,000	2,939,657
Series C, Refunding	5.000%	12/1/24	1,055,000	1,216,582
Total Michigan				21,224,001
Mississippi — 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	692,815
Montana — 0.2%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding, (SIFMA Municipal Swap Index Yield + 0.450%)	0.470%	9/1/23	1,800,000	1,805,259	(a)(b)
Nebraska — 1.0%
Central Plains, NE, Energy Project, Gas Supply Revenue, Refunding, LIQ - Royal Bank of Canada	4.000%	8/1/24	2,250,000	2,490,123
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	5,000,000	5,022,569	(a)(b)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,220,981	(a)(b)(c)
Total Nebraska				8,733,673
Nevada — 0.3%
Clark County, NV, Airport System Revenue, Junior Subordinate Lien Notes, Series B, Refunding	5.000%	7/1/24	1,850,000	2,090,250	(c)
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	800,000	814,131	(d)
Total Nevada				2,904,381

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 6.4%
Gloucester County, NJ, Improvement Authority Revenue, Rowan University Student Center Projects	0.600%	3/1/24	$2,250,000	$2,251,533
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	5,450,000	6,815,275
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,369,689	(a)(b)(c)
School Facilities Construction, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.550%)	1.570%	9/1/27	1,600,000	1,622,524	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	2,305,000	2,359,672
Transportation Project Sublease, Transit Corp. Projects, Series B, Refunding	5.000%	11/1/22	1,000,000	1,055,358
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	2,025,000	2,284,621
Series AA	5.000%	6/15/25	2,000,000	2,260,484	(f)
Series AA	5.000%	6/15/26	5,780,000	6,271,237
Transportation System, Series A, AGM, Refunding	5.250%	12/15/23	3,500,000	3,900,316
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,182,805
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding, (1 mo. USD LIBOR x 0.700 + 0.700%)	0.767%	1/1/24	4,000,000	4,038,894	(b)
Series D-1, Refunding, (1 mo. USD LIBOR x 0.700 + 0.700%)	0.767%	1/1/24	12,250,000	12,369,112	(b)
Series D-3, Refunding, (1 mo. USD LIBOR x 0.700 + 0.600%)	0.667%	1/1/23	2,000,000	2,008,483	(b)
Orange Township, NJ, GO:
AGM, State Aid Withholding, Refunding	4.000%	12/1/23	856,000	928,334
AGM, State Aid Withholding, Refunding	4.000%	12/1/24	925,000	1,033,907
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,528,435
Total New Jersey				55,280,679

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Mexico — 1.0%
Farmington, NM, PCR:
Public Service Co. of New Mexico, Refunding	1.875%	10/1/21	$5,390,000	$5,396,614	(a)(b)
Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	3,038,903	(a)(b)
Total New Mexico				8,435,517
New York — 13.6%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding, (1 mo. USD LIBOR x 0.700 + 0.750%)	0.817%	10/1/23	4,000,000	4,012,392	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (1 mo. USD LIBOR x 0.700 + 0.750%)	0.817%	10/1/23	4,500,000	4,513,941	(a)(b)
Series B, Refunding	1.650%	9/1/24	4,000,000	4,127,891	(a)(b)
Series B, Refunding	0.850%	9/1/25	6,400,000	6,431,375	(a)(b)
MTA, NY, Transportation Revenue, Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	0.470%	11/15/22	5,500,000	5,480,092	(a)(b)
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD	5.000%	8/1/23	2,050,000	2,234,147
New York City, NY, GO:
Series A, Refunding	5.000%	8/1/27	1,485,000	1,746,597
Step bond, Subseries F-4, (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	15,250,000	17,797,159	(a)(b)
New York City, NY, HDC, MFH Revenue:
Green Bond, Series F-2, FHA	0.600%	7/1/25	9,000,000	9,033,675	(a)(b)
Green Bond, Series G, FHA	0.600%	11/1/26	1,075,000	1,073,281	(f)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, Refunding	5.000%	11/1/26	135,000	166,305
Subordinated, Subseries B-1	5.000%	8/1/28	2,915,000	3,313,311
New York City, NY, Transportation Development Corp. Revenue:
Amern Airlines Inc., John F. Kennedy International Airport Project	2.250%	8/1/26	3,000,000	3,100,414	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/23	770,000	847,186	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/24	2,500,000	2,850,563	(c)
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/22	900,000	951,833

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/23	$1,000,000	$1,101,903
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/24	750,000	858,039
New York State Thruway Authority Revenue:
Series K, Refunding	5.000%	1/1/28	4,985,000	5,735,818
Series K, Refunding	5.000%	1/1/30	2,715,000	3,112,247
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/25	6,000,000	6,446,610
Port Authority of New York & New Jersey Revenue:
Consolidated Series 169	5.000%	10/15/24	5,985,000	6,018,986	(c)
Consolidated Series 177	5.000%	7/15/22	2,825,000	2,943,300	(c)
Consolidated Series 178	5.000%	12/1/24	4,465,000	4,943,392	(c)
Consolidated Series 184	5.000%	9/1/25	1,510,000	1,725,862
Consolidated Series 195	5.000%	10/1/25	3,760,000	4,438,765	(c)
Consolidated Series 207	5.000%	9/15/25	10,280,000	12,117,996	(c)
Consolidated Series 207	5.000%	9/15/32	300,000	372,828	(c)
Total New York				117,495,908
North Carolina — 2.4%
North Carolina State HFA Revenue, Series A, Refunding	2.000%	1/1/22	1,535,000	1,543,192	(c)
North Carolina State Medical Care Commission Hospital Revenue, CaroMont Health, Series B	5.000%	2/1/26	1,785,000	2,138,523	(a)(b)
North Carolina State Turnpike Authority Revenue:
Anticipation Notes	5.000%	2/1/24	8,440,000	9,365,710
Senior Lien, Refunding	5.000%	1/1/23	800,000	850,222
Senior Lien, Refunding	5.000%	1/1/25	550,000	631,064
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding, (1 mo. USD LIBOR x 0.670 + 0.125%)	0.189%	11/9/22	6,500,000	6,502,281	(a)(b)
Total North Carolina				21,030,992
Ohio — 1.0%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	3,100,000	3,143,980	(a)(b)
Prairie State Energy Campus Project, Series A, Refunding	2.300%	2/15/22	600,000	600,993	(a)(b)

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series D, Refunding	2.100%	10/1/24	$3,500,000	$3,653,686	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Series A, Refunding, (1 mo. USD LIBOR x 0.700 + 0.420%)	0.487%	4/1/22	1,250,000	1,250,225	(a)(b)
Total Ohio				8,648,884
Oklahoma — 1.3%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	10,880,000	10,983,888	(c)
Oregon — 0.1%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	1,039,181	(a)(b)
Pennsylvania — 7.3%
Commonwealth of Pennsylvania:
GO, Refunding	5.000%	8/15/25	290,000	343,037
GO, Series 2014	5.000%	6/15/24	635,000	719,258
GO, Series 2016	5.000%	9/15/28	2,365,000	2,886,300
GO, Series D	3.250%	8/15/26	7,180,000	7,950,328
General Authority of Southcentral Pennsylvania, Series B, (SIFMA Municipal Swap Index Yield + 0.600%)	0.620%	6/1/24	1,500,000	1,509,638	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,675,000	3,726,761	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,955,071	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	3.000%	1/1/24	865,000	911,880
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,380,151
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,450,000	1,523,866	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,371,413	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A, (SIFMA Municipal Swap Index Yield + 0.400%)	0.420%	6/3/24	1,500,000	1,501,072	(a)(b)(c)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	501,935	(c)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System:
Series B, Refunding	5.000%	8/15/23	$900,000	$949,931	(f)
Series B, Refunding	5.000%	8/15/24	1,000,000	1,097,346	(f)
Series B, Refunding	5.000%	8/15/25	900,000	1,022,315	(f)
Series B, Refunding	5.000%	8/15/26	1,000,000	1,170,920	(f)
Pennsylvania State Turnpike Commission Revenue:
Series 2019, Refunding	5.000%	12/1/24	1,625,000	1,875,599
Series A, Refunding	4.000%	12/1/26	635,000	751,319
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	0.620%	12/1/23	2,000,000	2,015,178	(b)
Series A-2, Refunding	5.000%	12/1/24	4,185,000	4,830,390
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	0.720%	12/1/23	13,500,000	13,569,694	(b)
Philadelphia, PA, Pennsylvania Airport Revenue, Refunding	5.000%	7/1/24	1,000,000	1,130,471	(c)
Total Pennsylvania				63,693,873
South Carolina — 4.9%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	17,735,000	19,206,556	(a)(b)
South Carolina State Transportation Infrastructure Bank Revenue:
Series B, Refunding, (1 mo. USD LIBOR x 0.670 + 0.450%)	0.517%	10/1/21	23,130,000	23,135,105	(a)(b)
Series B, Refunding, (1 mo. USD LIBOR x 0.670 + 0.450%)	0.514%	10/1/22	345,000	345,032	(a)(b)
Total South Carolina				42,686,693
Tennessee — 1.9%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	5,935,000	6,269,534	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,355,000	10,607,213	(a)(b)
Total Tennessee				16,876,747
Texas — 7.0%
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	1,500,000	1,762,827
Cypress-Fairbanks, TX, ISD, GO, Series B-1, PSF-GTD	0.280%	8/15/24	1,000,000	998,825	(a)(b)

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Dallas-Fort Worth, TX, International Airport Revenue, Series D, Refunding	5.250%	11/1/23	$2,250,000	$2,268,679
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	580,000	561,513
El Paso, TX, ISD, GO	2.000%	8/1/23	1,250,000	1,291,253	(a)(b)
Fort Bend, TX, ISD:
GO, Series B, Refunding	0.720%	8/1/26	1,000,000	1,007,240	(a)(b)
GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,195,000	1,214,502	(a)(b)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF-GTD	0.600%	8/17/26	1,000,000	999,488	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,363,176
Harlandale, TX, ISD, GO, Refunding, PSF - GTD	0.750%	8/15/25	2,900,000	2,901,497	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	3,000,000	3,577,451
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,762,416	(a)(b)(c)
North Texas, TX, Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/27	6,175,000	6,845,018
Series A, Refunding	5.000%	1/1/30	1,000,000	1,147,031
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	2,840,000	2,939,673	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	4,775,000	4,931,879	(a)(b)
San Antonio, TX, Electric and Gas Revenue:
Junior Lien	2.750%	12/1/22	2,575,000	2,655,534	(a)(b)
Junior Lien	1.750%	12/1/25	4,100,000	4,328,890	(a)(b)
San Felipe Del Rio, TX, Consolidated ISD, GO, Refunding, PSF - GTD	0.000%	8/15/27	1,315,000	1,254,454
Sherman, TX, ISD:
GO, Series B, PSF - GTD	2.000%	8/1/23	485,000	501,195	(a)(b)(e)
GO, Series B, PSF - GTD	2.000%	8/1/23	3,515,000	3,623,483	(a)(b)
Texas State:
Municipal Gas Acquisition & Supply Corp I., Gas Supply Revenue, Senior Lien, Series B, (3 mo. USD LIBOR x 0.670 + 0.700%)	0.780%	12/15/26	2,750,000	2,769,694	(b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	4,681,423
Texas State Municipal Power Agency Revenue, Transmission System, Refunding, AGM	3.000%	9/1/24	750,000	810,549
Texas State Water Development Board Revenue, Water Implementation, Series A	5.000%	10/15/30	2,955,000	3,508,803
Total Texas				60,706,493

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.8%
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	$1,035,000	$1,037,857
Louisa, VA, IDA, PCR, Series A, Refunding	1.900%	6/1/23	1,000,000	1,026,722	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series 2009 A	0.750%	9/2/25	2,500,000	2,524,244	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,046,024	(a)(b)
Total Virginia				6,634,847
Washington — 2.5%
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series C	5.000%	5/1/25	3,550,000	4,125,546	(c)
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	3,925,904	(c)
Refunding	5.000%	6/1/23	1,085,000	1,171,127	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.250%)	0.270%	11/1/26	1,000,000	1,000,458	(a)(b)
Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	0.510%	11/1/23	3,000,000	3,009,179	(a)(b)
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	0.510%	11/1/23	3,370,000	3,380,311	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (1 mo. USD LIBOR x 0.670 + 1.100%)	1.160%	7/1/22	5,000,000	5,009,905	(a)(b)
Washington State Motor Vehicle Fuel Tax, GO, Series R-2012D, Refunding	4.000%	7/1/27	170,000	175,405
Total Washington				21,797,835
West Virginia — 0.6%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	5,250,000	5,263,420	(a)(b)(c)
Total Municipal Bonds (Cost — $834,773,215)				851,060,231

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A1, Step bond	1.600%	8/15/51	$3,161,248	$3,189,112
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A2, Step bond	1.600%	8/15/51	1,896,749	1,913,018
Total Collateralized Mortgage Obligations (Cost — $5,057,997)				5,102,130
Total Investments before Short-Term Investments (Cost — $839,831,212)				856,162,361
Short-Term Investments — 1.6%
Municipal Bonds — 1.6%
Alabama — 0.0%††
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.010%	7/15/32	100,000	100,000	(h)(i)
Colorado — 0.1%
Colorado State Health Facilities Authority Revenue, SCL Health System, Series B	0.010%	12/1/45	600,000	600,000	(h)(i)
Delaware — 0.1%
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	0.010%	11/1/35	700,000	700,000	(h)(i)
Idaho — 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.010%	3/1/48	600,000	600,000	(h)(i)
Minnesota — 0.0%††
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/15/48	200,000	200,000	(h)(i)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	0.010%	12/1/30	100,000	100,000	(h)(i)
Chevron USA Inc. Project, Series B	0.010%	11/1/35	100,000	100,000	(h)(i)
Chevron USA Inc. Project, Series F	0.010%	12/1/30	500,000	500,000	(h)(i)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	100,000	100,000	(h)(i)
Chevron USA Inc. Project, Series K	0.010%	11/1/35	200,000	200,000	(h)(i)
Total Mississippi				1,000,000

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — 0.1%
Missouri State HEFA Revenue:
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	0.010%	10/1/35	$270,000	$270,000	(h)(i)
St. Louis University, Series B, LOC - U.S. Bank N.A.	0.010%	10/1/24	300,000	300,000	(h)(i)
Total Missouri				570,000
New York — 0.9%
New York City, NY, GO, Subseries I-4, LOC - TD Bank N.A.	0.010%	4/1/36	600,000	600,000	(h)(i)
New York City, NY, HDC, MFH Revenue:
Beacon Mews Development, Series A, LOC - Citibank N.A.	0.040%	4/1/39	600,000	600,000	(c)(h)(i)
Boricua Village Apartment Site, Series C, LOC - Citibank N.A.	0.040%	9/1/42	3,665,000	3,665,000	(c)(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	850,000	850,000	(h)(i)
New York State HFA Revenue:
42nd & 10th Housing, Series A, LIQ - FHLMC	0.030%	11/1/41	400,000	400,000	(c)(h)(i)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	11/1/34	1,800,000	1,800,000	(c)(h)(i)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	0.060%	11/1/32	300,000	300,000	(c)(h)(i)
Total New York				8,215,000
Ohio — 0.0%††
Ohio State, GO, Common Schools, Series C	0.010%	6/15/26	100,000	100,000	(h)(i)
Texas — 0.1%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A2, Refunding	0.010%	8/1/22	250,000	250,000	(h)(i)
ExxonMobil Corp., Series B, Refunding	0.020%	11/1/29	100,000	100,000	(c)(h)(i)
ExxonMobil Corp., Subseries B-2, Refunding	0.020%	12/1/39	630,000	630,000	(c)(h)(i)
Total Texas				980,000

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.010%	5/15/58	$800,000	$800,000	(h)(i)
Total Short-Term Investments (Cost — $13,865,000)				13,865,000
Total Investments — 100.3% (Cost — $853,696,212)				870,027,361
Liabilities in Excess of Other Assets — (0.3)%				(2,835,026)
Total Net Assets — 100.0%				$867,192,335

††	Represents less than 0.1%.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

BAN	— Bond Anticipation Notes

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIBOR	— London Interbank Offered Rate

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2021

Assets:
Investments, at value (Cost — $853,696,212)	$870,027,361
Cash	1,780,328
Interest receivable	6,490,289
Receivable for Fund shares sold	2,075,567
Prepaid expenses	59,626
Total Assets	880,433,171

Liabilities:
Payable for securities purchased	11,846,549
Payable for Fund shares repurchased	879,910
Investment management fee payable	213,996
Service and/or distribution fees payable	99,592
Distributions payable	57,162
Trustees’ fees payable	2,292
Accrued expenses	141,335
Total Liabilities	13,240,836
Total Net Assets	$867,192,335

Net Assets:
Par value (Note 7)	$1,673
Paid-in capital in excess of par value	861,415,619
Total distributable earnings (loss)	5,775,043
Total Net Assets	$867,192,335

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	23

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2021

Net Assets:
Class A	$387,422,122
Class C	$106,427,452
Class C2	$1,364,765
Class I	$367,004,827
Class IS	$4,973,169

Shares Outstanding:
Class A	74,746,618
Class C	20,535,521
Class C2	263,183
Class I	70,831,895
Class IS	959,367

Net Asset Value:
Class A (and redemption price)	$5.18
Class C (and redemption price)	$5.18
Class C2 (and redemption price)	$5.19
Class I (and redemption price)	$5.18
Class IS (and redemption price)	$5.18
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.30

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2021

Investment Income:
Interest	$6,858,112

Expenses:
Investment management fee (Note 2)	1,316,318
Service and/or distribution fees (Notes 2 and 5)	617,141
Transfer agent fees (Note 5)	291,981
Registration fees	68,296
Fund accounting fees	38,453
Audit and tax fees	25,926
Legal fees	12,949
Shareholder reports	8,182
Trustees’ fees	7,253
Insurance	5,142
Commitment fees (Note 8)	3,187
Custody fees	2,208
Interest expense	204
Miscellaneous expenses	4,208
Total Expenses	2,401,448
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(26,392)
Net Expenses	2,375,056
Net Investment Income	4,483,056

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	876,537
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,590,880
Net Gain on Investments	2,467,417
Increase in Net Assets From Operations	$6,950,473

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended August 31, 2021 (unaudited) and the Year Ended February 28, 2021	August 31	February 28

Operations:
Net investment income	$4,483,056	$10,843,236
Net realized gain (loss)	876,537	(890,342)
Change in net unrealized appreciation (depreciation)	1,590,880	(2,696,072)
Increase in Net Assets From Operations	6,950,473	7,256,822

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,300,871)	(10,635,195)
Decrease in Net Assets From Distributions to Shareholders	(4,300,871)	(10,635,195)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	168,922,286	330,248,083
Reinvestment of distributions	3,912,546	9,562,734
Cost of shares repurchased	(171,576,479)	(361,726,288)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,258,353	(21,915,471)
Increase (Decrease) in Net Assets	3,907,955	(25,293,844)

Net Assets:
Beginning of period	863,284,380	888,578,224
End of period	$867,192,335	$863,284,380

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017[4]	2016[5]

Net asset value, beginning of period	$5.17	$5.18	$5.07	$5.07	$5.08	$5.11	$5.12

Income (loss) from operations:
Net investment income	0.03	0.07	0.08	0.07	0.06	0.02	0.05
Net realized and unrealized gain (loss)	0.01	(0.01)	0.11	0.00 [6]	(0.01)	(0.03)	(0.01)
Total income (loss) from operations	0.04	0.06	0.19	0.07	0.05	(0.01)	0.04

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.08)	(0.07)	(0.06)	(0.02)	(0.05)
Total distributions	(0.03)	(0.07)	(0.08)	(0.07)	(0.06)	(0.02)	(0.05)

Net asset value, end of period	$5.18	$5.17	$5.18	$5.07	$5.07	$5.08	$5.11
Total return[7]	0.69%	1.10%	3.85%	1.47%	1.00%	(0.22)%	0.85%

Net assets, end of period (millions)	$387	$359	$359	$217	$265	$306	$352

Ratios to average net assets:
Gross expenses	0.55%[8]	0.56%	0.62%	0.70%	0.68%	0.66%[8]	0.66%
Net expenses[9]	0.55 [8]	0.56 [10]	0.61 [10]	0.70	0.68	0.66 [8]	0.66
Net investment income	1.01 [8]	1.31	1.64	1.46	1.19	1.13 [8]	1.05

Portfolio turnover rate	16%	50%	47%	40%	25%	10%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to May 21, 2021, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 0.70%. Prior to August 13, 2019, the expense limitation was 0.75%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017[4]	2016[5]

Net asset value, beginning of period	$5.17	$5.18	$5.07	$5.07	$5.08	$5.11	$5.12

Income (loss) from operations:
Net investment income	0.02	0.05	0.07	0.06	0.04	0.01	0.04
Net realized and unrealized gain (loss)	0.01	(0.01)	0.11	0.00 [6]	(0.01)	(0.03)	(0.01)
Total income (loss) from operations	0.03	0.04	0.18	0.06	0.03	(0.02)	0.03

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.07)	(0.06)	(0.04)	(0.01)	(0.04)
Total distributions	(0.02)	(0.05)	(0.07)	(0.06)	(0.04)	(0.01)	(0.04)

Net asset value, end of period	$5.18	$5.17	$5.18	$5.07	$5.07	$5.08	$5.11
Total return[7]	0.51%	0.76%	3.50%	1.13%	0.65%	(0.33)%	0.49%

Net assets, end of period (millions)	$106	$146	$211	$464	$656	$906	$1,016

Ratios to average net assets:
Gross expenses	0.90%[8]	0.89%	0.98%	1.05%	1.03%	1.02%[8]	1.02%
Net expenses[9]	0.90 [8]	0.89 [10]	0.98 [10]	1.05	1.03 [10]	1.02 [8]	1.02
Net investment income	0.66 [8]	0.98	1.30	1.11	0.85	0.78 [8]	0.70

Portfolio turnover rate	16%	50%	47%	40%	25%	10%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 1.10%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C2 Shares[1]	2021[2]	2021[3]

Net asset value, beginning of period	$5.17	$5.16

Income from operations:
Net investment income	0.01	0.01
Net realized and unrealized gain	0.02	0.01 [4]
Total income from operations	0.03	0.02

Less distributions from:
Net investment income	(0.01)	(0.01)
Total distributions	(0.01)	(0.01)

Net asset value, end of period	$5.19	$5.17
Total return[5]	0.63%	0.39%

Net assets, end of period (000s)	$1,365	$637

Ratios to average net assets:
Gross expenses[6]	1.05%	1.06%
Net expenses[6,7]	1.05	1.06
Net investment income[6]	0.51	0.60

Portfolio turnover rate	16%	50%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the period November 2, 2020 (inception date) to February 28, 2021.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C2 shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	For the year ended February 28, 2021.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class I Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017[4]	2016[5]

Net asset value, beginning of period	$5.17	$5.17	$5.07	$5.07	$5.08	$5.11	$5.13

Income (loss) from operations:
Net investment income	0.03	0.07	0.09	0.08	0.07	0.02	0.06
Net realized and unrealized gain (loss)	0.01	(0.00) [6]	0.10	0.00 [6]	(0.01)	(0.03)	(0.02)
Total income (loss) from operations	0.04	0.07	0.19	0.08	0.06	(0.01)	0.04

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.09)	(0.08)	(0.07)	(0.02)	(0.06)
Total distributions	(0.03)	(0.07)	(0.09)	(0.08)	(0.07)	(0.02)	(0.06)

Net asset value, end of period	$5.18	$5.17	$5.17	$5.07	$5.07	$5.08	$5.11
Total return[7]	0.76%	1.45%	3.80%	1.61%	1.11%	(0.19)%	0.73%

Net assets, end of period (millions)	$367	$350	$311	$324	$390	$404	$419

Ratios to average net assets:
Gross expenses	0.41%[8]	0.42%	0.50%	0.57%	0.57%	0.60%[8]	0.59%
Net expenses[9]	0.40 [8,10]	0.40 [10]	0.48 [10]	0.57	0.57	0.60 [8,10]	0.59
Net investment income	1.16 [8]	1.45	1.78	1.59	1.30	1.20 [8]	1.13

Portfolio turnover rate	16%	50%	47%	40%	25%	10%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[1][0]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class IS Shares[1]	2021[2]	2021	2020[3]	2019	2018[4]

Net asset value, beginning of period	$5.17	$5.18	$5.08	$5.07	$5.11

Income (loss) from operations:
Net investment income	0.03	0.08	0.09	0.08	0.03
Net realized and unrealized gain (loss)	0.01	(0.01)	0.10	0.01	(0.04)
Total income (loss) from operations	0.04	0.07	0.19	0.09	(0.01)

Less distributions from:
Net investment income	(0.03)	(0.08)	(0.09)	(0.08)	(0.03)
Total distributions	(0.03)	(0.08)	(0.09)	(0.08)	(0.03)

Net asset value, end of period	$5.18	$5.17	$5.18	$5.08	$5.07
Total return[5]	0.79%	1.32%	3.85%	1.86%	(0.14)%

Net assets, end of period (000s)	$4,973	$5,926	$5,114	$127	$3,162

Ratios to average net assets:
Gross expenses	0.34%[6]	0.34%	0.43%	0.49%	0.49%[6]
Net expenses[7]	0.34 [6]	0.34 [8]	0.40 [8]	0.49	0.49 [6]
Net investment income	1.22 [6]	1.52	1.86	1.59	1.43 [6]

Portfolio turnover rate	16%	50%	47%	40%	25%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]	For the period September 15, 2017 (inception date) to February 28, 2018.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended February 28, 2018.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

32	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$851,060,231	—	$851,060,231
Collateralized Mortgage Obligations	—	5,102,130	—	5,102,130
Total Long-Term Investments	—	856,162,361	—	856,162,361
Short-Term Investments†	—	13,865,000	—	13,865,000
Total Investments	—	$870,027,361	—	$870,027,361

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts

34	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class C2, Class I and Class IS shares did not exceed 1.05%, 1.20%, 0.40% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.55%. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

Prior to May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%.

During the six months ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $26,392.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at August 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires February 28, 2023	$49,388
Expires February 29, 2024	26,392
Total fee waivers/expense reimbursements subject to recapture	$75,780

For the six months ended August 31, 2021, LMPFA did not recapture any fees.

36	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A and Class A2 shares. In certain cases, Class A and Class A2 shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class A2†
Sales charges	$47	$(1)
CDSCs	3,551	150

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2021, such purchase and sale transactions (excluding accrued interest) were $68,453,100 and $131,700,000, respectively.

3. Investments

During the six months ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$164,298,315	—
Sales	136,947,538	$412,195

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

At August 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$853,696,212	$17,237,660	$(906,511)	$16,331,149

4. Derivative instruments and hedging activities

During the six months ended August 31, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class C2 shares calculated at the annual rate of 0.15%, 0.15%, 0.50% and 0.65% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$276,129	$114,420
Class A2†	1,000	837
Class C	336,578	40,211
Class C2	3,434	327
Class I	—	136,103
Class IS	—	83
Total	$617,141	$291,981

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

For the six months ended August 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$26,392

38	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended August 31, 2021	Year Ended February 28, 2021
Net Investment Income:
Class A	$1,785,301	$4,568,390
Class A2†	6,262	30,819
Class C	418,733	1,649,827
Class C2	2,449	479	‡
Class I	2,053,211	4,310,684
Class IS	34,915	74,996
Total	$4,300,871	$10,635,195

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

‡	For the period November 2, 2020 (inception date) to February 28, 2021.

7. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2021		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount

Class A
Shares sold	10,677,504	$55,371,565	18,153,048	$93,420,465
Shares issued on reinvestment	310,255	1,607,073	793,938	4,075,372
Shares repurchased	(5,769,396)	(29,906,533)	(18,859,447)	(96,649,136)
Net increase	5,218,363	$27,072,105	87,539	$846,701

Class A2†
Shares sold	77,608	$402,521	314,697	$1,610,194
Shares issued on reinvestment	1,010	5,225	6,015	30,819
Shares repurchased	(528,098)	(2,735,279)	(299,113)	(1,539,527)
Net increase (decrease)	(449,480)	$(2,327,533)	21,599	$101,486

Class C
Shares sold	2,405,552	$12,472,984	5,612,936	$28,904,832
Shares issued on reinvestment	79,008	409,226	317,965	1,629,621
Shares repurchased	(10,118,363)	(52,469,779)	(18,470,339)	(94,651,467)
Net decrease	(7,633,803)	$(39,587,569)	(12,539,438)	$(64,117,014)

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2021		Year Ended February 28, 2021
	Shares	Amount	Shares		Amount

Class C2
Shares sold	172,260	$893,050	123,155	‡	$638,874	‡
Shares issued on reinvestment	472	2,449	93	‡	479	‡
Shares repurchased	(32,760)	(169,754)	(37)	‡	(188)	‡
Net increase	139,972	$725,745	123,211	‡	$639,165	‡

Class I
Shares sold	18,951,748	$98,120,547	39,369,840		$202,353,636
Shares issued on reinvestment	357,898	1,853,890	730,609		3,751,447
Shares repurchased	(16,140,191)	(83,628,802)	(32,573,078)		(166,344,047)
Net increase	3,169,455	$16,345,635	7,527,371		$39,761,036

Class IS
Shares sold	320,522	$1,661,619	642,994		$3,320,082
Shares issued on reinvestment	6,696	34,683	14,603		74,996
Shares repurchased	(514,614)	(2,666,332)	(498,687)		(2,541,923)
Net increase (decrease)	(187,396)	$(970,030)	158,910		$853,155

†

On June 24, 2021, the Fund converted 338,086 Class A2 shares into 338,286 Class A shares, valued at $1,752,323. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

‡	For the period November 2, 2020 (inception date) to February 28, 2021.

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2021.

9. Deferred capital losses

As of February 28, 2021, the Fund had deferred capital losses of $12,931,709, which have no expiration date, that will be available to offset future taxable capital gains.

40	Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Short Duration Municipal Income Fund 2021 Semi-Annual Report	41

Western Asset

Short Duration Municipal Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02771 10/21 SR21-4249

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 26, 2021